TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forward	$ 6,900	$ 5,099
Temporary differences	713	927
Deferred tax assets before valuation allowance	7,613	6,026
Valuation allowance	(7,613)	(6,026)
Net deferred tax asset	$ 0	$ 0